STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION
Summary of the expense for stock-based compensation related to stock option grants

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023

Employee and director stock option grants:
Research and development	$309,933	$89,172	$453,158	$227,896
General and administrative	1,224,121	408,706	2,334,508	1,097,945
Total stock-based compensation	$1,534,054	$497,878	$2,787,666	$1,325,841

	Twelve Months Ended
	December 31,
	2023	2022
Employee and director stock option and stock grants:
Research and development	$505,155	$165,461
General and administrative	1,905,133	1,287,502
Total stock-based compensation	$2,410,288	$1,452,964